Certain transactions (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Praetolia Limited [Member]
Business Acquisition [Line Items]
Total Consideration		$ 10,248
Contingent payments		8,000
Acquisition expenses				$ 119
Cash		$ 1,085
Autods Limited [Member]
Business Acquisition [Line Items]
Total Consideration	$ 39,339
Business Combination, Consideration Transferred	55,658
Acquisition expenses				$ 357
Earn-out consideration	36,000
Earn-out consideration fair value as of the acquisition	14,116
Cash	$ 9,147
Autods Limited [Member] | Certain Employee [Member]
Business Acquisition [Line Items]
Acquisition expenses			$ 2,011
Cash			$ 12,168